Income Taxes (Schedule of Domestic and Foreign Components of Pre-tax Loss) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Domestic and foreign components of pre-tax loss
Domestic	$ (33,750)	$ (11,928)	$ (14,562)
Foreign	113	65	86
Loss before income taxes	$ (33,637)	$ (11,863)	$ (14,476)